Annual Total Returns[BarChart] - INVESCO CONVERTIBLE SECURITIES FUND - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.41%)	13.68%	21.31%	3.95%	(3.02%)	5.82%	10.42%	(1.71%)	21.42%	44.35%